Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Provision of Income Taxes [Line Items]
Earnings attributable to non-tax paying entities	$ 3,502	$ 3,815	$ 8,597
Foreign rate differential	1,878	714	(1,996)
Change in valuation allowance	(45,037)	19,398	(21,586)
Effect of intercompany asset transfer		(23,484)	25,987
Impact of tax law changes		7,237	5,068
Foreign withholding tax incurred	1,316	2,259	692
Withholding taxes on unrepatriated foreign earnings	(2,281)	(1,212)	2,215
Inflation adjustment	(1,824)	(2,235)	(1,333)
Permanent adjustments	3,322	503	(3,001)
Foreign exchange translation	30	2,668	(1,464)
Other - net	2,492	1,936	471
Total	(40,796)	4,889	8,181
CANADA
Reconciliation of Provision of Income Taxes [Line Items]
Income tax benefit at Canadian federal rate	$ (4,194)	$ (6,710)	$ (5,469)